As filed with the Securities and Exchange Commission on 5/23/07

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21079

AIP Alternative Strategies Funds
(Exact name of registrant as specified in charter)

701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Name and address of agent for service)

1-877-LOW-BETA (1-877-569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

AIP Alternative Strategies Fund
Alpha Hedged Strategies Fund
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

UNDERLYING FUNDS TRUSTS - 117.60%*

Convertible Bond Arbitrage-1 Portfolio	3,191,212	$32,263,158
Distressed Securities & Special Situations-1 Portfolio	8,401,665	88,805,599
Equity Options Overlay-1 Portfolio (a)	1,806,877	18,430,141
Fixed Income Arbitrage-1 Portfolio	4,548,711	43,986,034
Global Hedged Income-1 Portfolio	1,942,586	20,047,487
Long/Short Equity―Earnings Revision-1 Portfolio	3,062,470	32,247,809
Long/Short Equity―Deep Discount Value-1 Portfolio	3,622,075	31,004,958
Long/Short Equity―Global-1 Portfolio (a)	2,179,692	24,368,956
Long/Short Equity―Healthcare/Biotech-1 Portfolio	1,580,094	15,279,512
Long/Short Equity―International-1 Portfolio	2,997,616	29,856,251
Long/Short Equity―Momentum-1 Portfolio	3,179,789	29,095,065
Long/Short Equity―REIT-1 Portfolio	3,163,930	33,252,904
Merger Arbitrage-1 Portfolio	3,186,094	33,995,621

TOTAL UNDERLYING FUNDS TRUSTS (Cost $399,770,517)		432,633,495

REPURCHASE AGREEMENTS - 0.91%*
The Bear Stearns Companies, Inc.,
5.100%, dated 3/30/2007, due 4/02/2007,
repurchase price $3,358,222 (b)	$3,357,271	3,357,271

TOTAL REPURCHASE AGREEMENTS (Cost $3,357,271)		3,357,271

Total Investments (Cost $403,127,788) - 118.51%*		435,990,766
Liabilities in Excess of Other Assets - (18.51)%*		(68,087,128)
TOTAL NET ASSETS - 100.00%*		$367,903,638

Footnotes
(a) Non-income Producing
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
* Percentages are stated as a percent of net assets.

The cost basis of Alpha Fund’s investments for federal income tax purposes at March 31, 2007, was as follows*:

Cost of investments	$405,823,768

Gross unrealized appreciation	37,645,474
Gross unrealized depreciation	(7,478,476)
Net unrealized depreciation	$30,166,998

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

AIP Alternative Strategies Fund
Beta Hedged Strategies Fund
Schedule of Investments
March 31, 2007

	Shares or
	Principal Amount	Value

UNDERLYING FUNDS TRUSTS - 134.95%*

Distressed Securities & Special Situations-1 Portfolio	250,457	$2,647,334
Equity Options Overlay-1 Portfolio (a)	118,154	1,205,171
Fixed Income Arbitrage-1 Portfolio	91,812	887,820
Global Hedged Income-1 Portfolio	81,209	838,075
Long/Short Equity―Deep Discount Value-1 Portfolio	118,767	1,016,647
Long/Short Equity―Global-1 Portfolio (a)	92,609	1,035,365
Long/Short Equity―International-1 Portfolio	103,880	1,034,643
Long/Short Equity―Momentum-1 Portfolio	110,837	1,014,161
Merger Arbitrage-1 Portfolio	88,849	948,018

TOTAL UNDERLYING FUNDS TRUSTS (Cost $10,359,404)		10,627,234

REPURCHASE AGREEMENTS - 0.89%*
The Bear Stearns Companies, Inc.,
5.100%, dated 3/30/2007, due 4/02/2007,
repurchase price $70,457 (b)	$70,437	70,437

TOTAL REPURCHASE AGREEMENTS (Cost $70,437)		70,437

TOTAL INVESTMENTS (Cost $10,429,841) - 135.84%*		10,697,671
Liabilities in Excess of Other Assets - (35.84)%*		(2,822,760)
TOTAL NET ASSETS - 100.00%*		$7,874,911

Footnotes
(a) Non-income Producing
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.
* Percentages are stated as a percent of net assets.

The cost basis of Beta Fund’s investments for federal income tax purposes at March 31, 2007, was as follows*:

Cost of investments	$10,429,841

Gross unrealized appreciation	416,864
Gross unrealized depreciation	(149,034)
Net unrealized depreciation	$267,830

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  AIP Alternative Strategies Funds

By (Signature and Title)   /s/ Lee Schultheis
Lee Schultheis, President

Date   May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Lee Schultheis
Lee Schultheis, President

Date   May 21, 2007

By (Signature and Title)*   /s/ Stephen G. Bondi
Stephen G. Bondi, Treasurer

Date   May 22, 2007